Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Stock-Based Compensation
Stock-Based Compensation

15. Stock-Based Compensation

Stock Options

In January 2019, the Company adopted the 2019 Equity Incentive Plan under which the Company may grant incentive stock option, restricted shares, restricted share units, or other awards. Under the terms of the plan, a total of ten percent of the number of shares outstanding assuming conversion of all super voting shares and multiple voting shares to subordinate voting shares are permitted to be issued. The exercise price for incentive stock options issued under the plan will be set by the committee but will not be less 100% of the fair market value of the Company’s shares on the date of grant. Incentive stock options have a maximum term of 10 years from the date of grant. The incentive stock options vest at the discretion of the Board.

Options granted under the equity incentive plan were valued using the Black-Scholes option pricing model with the following weighted average assumptions:

	March 31,	March 31,
	2023	2022
Risk-Free Interest Rate	3.84%	2.04%
Weighted Average Exercise Price	$0.28	$1.77
Expected Life of Options (years)	5.85	2.50
Expected Annualized Volatility	100.00%	55.00%
Expected Forfeiture Rate	N/A	N/A
Expected Dividend Yield	N/A	N/A

Stock option activity for the three months ended March 31, 2023 and for the year ended December 31, 2022 is presented below:

		Weighted Average	Weighted Avg.
	Number of Shares	Exercise Price	Remaining Life
Balance, December 31, 2021	23,226,338	$0.56	6.02
Forfeitures	(7,504,677)	0.59	—
Exercised	(15,002)	0.48	—
Granted	7,840,899	0.90	—
Balance, December 31, 2022	23,547,558	$0.66	7.30
Forfeitures	(2,442,385)	0.93	—
Granted	7,461,109	0.28	6.03
Options Outstanding at March 31, 2023	28,566,282	$0.54	6.70

Options Exercisable at March 31, 2023	20,545,749	$0.42	5.82

During the three months ended March 31, 2023 and 2022, the Company recognized $1,399,258 and $590,600 in stock-based compensation relating to stock options, respectively. As of March 31, 2023, the total unrecognized compensation costs related to unvested stock options awards granted was $1,189,326. In addition, the weighted average period over which the unrecognized compensation expense is expected to be recognized is approximately 2.3 years. The total intrinsic value of stock options outstanding and exercisable as of March 31, 2023, was $0.

The Company does not estimate forfeiture rates when calculating compensation expense. The Company records forfeitures as they occur.

Warrants

Subordinate Voting Share (SVS) warrants entitle the holder to purchase one subordinate voting share of the Company. Multiple Voting Share (MVS) warrants entitle the holder to purchase one multiple voting share of the Company.

A summary of the warrants outstanding is as follows:

	Number of	Weighted Average	Weighted Average
SVS Warrants	Warrants	Exercise Price	Remaining Life
Warrants outstanding at December 31, 2021	—	$—	—
Granted	150,000	1.49	2.00
Warrants outstanding at December 31, 2022	150,000	$1.49	2.00
Granted	—	—	—
Warrants outstanding at March 31, 2023	150,000	$1.49	1.75

Warrants exercisable at March 31, 2023	150,000	$1.49	1.75

	Number of	Weighted Average	Weighted Average
SVS Warrants Denominated in C$	Warrants	Exercise Price	Remaining Life
Warrants outstanding at December 31, 2021	3,037,649	$3.50	4.23
Granted	—	-	—
Warrants outstanding at December 31, 2022	3,037,649	$3.50	3.23
Granted	—	—	—
Warrants outstanding at March 31, 2023	3,037,649	$3.50	2.98

Warrants exercisable at March 31, 2023	3,037,649	$3.50	2.98

	Number of	Weighted Average	Weighted Average
MVS Warrants	Warrants	Exercise Price	Remaining Life
Warrants outstanding at December 31, 2021	13,583	$194.66	0.64
Expired	(13,583)	194.66	—
Warrants outstanding at December 31, 2022 and March 31, 2023	—	—	—

Warrants exercisable at March 31, 2023	—	$—	—

During the three months ended March 31, 2023 and 2022, $0 in stock-based compensation expense was recorded in connection with the SVS compensation warrants and $0 in stock-based compensation was recorded in connection with the MVS warrants.

RSUs

The expense associated with RSUs is based on closing share price of the Company’s subordinate voting shares on the business day immediately preceding the grant date, adjusted for the absence of future dividends and is amortized on a straight-line basis over the periods during which the restrictions lapse. The Company currently has RSUs that vest over a three year period. The awards are generally subject to forfeiture in the event of termination of employment. During the three months ended March 31, 2023 and 2022 the Company recognized $276,336 and $51,906, respectively, in stock-based compensation expense related to RSUs.

A summary of RSUs is as follows:

		Weighted Avg.
	Number of Shares	Fair Value
Balance, December 31, 2021	—	$—
Granted on March 15, 2022	1,094,200	1.81
Granted on December 15, 2022	2,127,477	0.29
Balance, December 31, 2022	3,221,677	0.81
Forfeitures	(118,912)	0.71
Balance, March 31, 2023	3,102,765	$0.81

Vested at March 31, 2023	260,269	$1.81

16. Stock-Based Compensation

Stock Options

In January 2019, the Company adopted the 2019 Equity Incentive Plan under which the Company may grant incentive stock option, restricted shares, restricted share units (“RSUs”), or other awards. Under the terms of the plan, a total of ten percent of the number of shares outstanding assuming conversion of all super voting and multiple voting shares to subordinate voting shares are permitted to be issued. The exercise price for incentive stock options issued under the plan will be set by the committee but will not be less 100% of the fair market value of the Company’s shares on the date of grant. Incentive stock options have a maximum term of 10 years from the date of grant. The incentive stock options vest at the discretion of the Board.

Options granted under the equity incentive plan were valued using the Black-Scholes option pricing model with the following weighted average assumptions:

	December 31,	December 31,
	2022	2021
Risk-Flree Interest Rate	3.04%	1.25%
Weighted Average Exercise Price	$0.90	$2.32
Expected Life of Options (years)	5.15	7.00
Expected Annualized Volatility	81.50%	100.00%
Expected Forfeiture Rate	N/A	N/A
Expected Dividend Yield	N/A	N/A

Stock option activity for the Company for the years ended December 31, 2022 and 2021 is presented below:

		Weighted Average	Weighted Avg.
	Number of Shares	Exercise Price	Remaining Life
Balance, December 31, 2020	26,924,858	$0.47	7.00
Forfeitures	(106,934)	1.23	—
Exercised	(4,289,392)	0.28	—
Granted	697,806	2.32	—
Balance, December 31, 2021	23,226,338	$0.56	6.02
Forfeitures	(7,504,677)	0.59	—
Exercised	(15,002)	0.48	—
Granted	7,840,899	0.90	—
Options Outstanding at December 31, 2022	23,547,558	$0.66	7.30

Options Exercisable at December 31, 2022	14,459,948	$0.47	6.10

During the years ended December 31, 2022 and 2021, the Company recognized $2,151,972 and $2,945,557 in share-based compensation relating to stock options, respectively. As of December 31, 2022, the total unrecognized compensation costs related to unvested stock options awards granted was $1,878,423. In addition, the weighted average period over which the unrecognized compensation expense is expected to be recognized is approximately 1.5 years. The total intrinsic value of stock options outstanding and exercisable as of December 31, 2022, was $0 .

The Company does not estimate forfeiture rates when calculating compensation expense. The Company records forfeitures as they occur.

Warrants

Subordinate Voting Share (SVS) warrants entitle the holder to purchase one subordinate voting share of the Company. Multiple Voting Share (MVS) warrants entitle the holder to purchase one multiple voting share of the Company.

Warrants issued were valued using the Black-Scholes option pricing model with the following assumptions:

	December 31,	December 31,
SVS Warrants	2022	2021
Risk-Free Interest Rate	3.99%	N/A
Expected Life (years)	2.00	N/A
Expected Annualized Volatility	100%	N/A
Expected Forfeiture Rate	N/A	N/A
Expected Dividend Yield	N/A	N/A

	December 31,	December 31,
SVS Warrants Denominated in C$	2022	2021
Risk-Free Interest Rate	N/A	1.27%
Expected Life of Options (years)	N/A	4.23
Expected Annualized Volatility	N/A	100.00%
Expected Forfeiture Rate	N/A	N/A
Expected Dividend Yield	N/A	N/A

A summary of the warrants outstanding is as follows:

	Number of	Weighted Average	Weighted Average
SVS Warrants	Warrants	Exercise Price	Remaining Life
Warrants outstanding at December 31, 2020	15,763,111	$2.39	0.42
Exercised	(7,110,481)	1.02	0.19
Expired	(763,111)	4.25	—
Forfeited	(7,889,519)	3.44	0.19
Warrants outstanding at December 31, 2021	—	$—	—
Granted	150,000	1.49	2.00
Warrants outstanding at December 31, 2022	150,000	$1.49	2.00

Warrants exercisable at December 31, 2022	150,000	$1.49	2.00

	Number of	Weighted Average	Weighted Average
SVS Warrants Denominated in C$	Warrants	Exercise Price	Remaining Life
Warrants outstanding at December 31, 2020	—	$—	—
Granted	3,037,649	3.50	—
Warrants outstanding at December 31, 2021	3,037,649	$3.50	4.23
Granted	—	—	—
Warrants outstanding at December 31, 2022	3,037,649	$3.50	3.23

Warrants exercisable at December 31, 2022	3,037,649	$3.50	3.23

	Number of	Weighted Average	Weighted Average
MVS Warrants	Warrants	Exercise Price	Remaining Life
Warrants outstanding at December 31, 2020	13,583	$194.66	1.64
Issued	—	—	—
Warrants outstanding at December 31, 2021	13,583	$194.66	0.64
Expired	(13,583)	194.66	—
Warrants outstanding at December 31, 2022	—	$—	—

Warrants exercisable at December 31, 2022	—	$—	—

During the years ended December 31, 2022 and 2021, $0 in share-based compensation was recorded in connection with the MVS warrants.

As of December 31, 2021, there were 150,000 SVS compensation warrants earned in connection with ongoing corporate advisory and financing services rendered, but not yet issued. The Company recorded $191,026 in share-based compensation expense and accounts payable and accrued liabilities in connection with these warrants as of December 31, 2021. These warrants were granted during the year ended December 31, 2022 and marked to their fair value of $2,034 on the date of grant. The difference between the fair value of these warrants at December 31, 2021 and the grant date of $188,992 was recorded as contra-stock based compensation expense in the consolidated statement of loss and comprehensive loss for the year ended December 31, 2022.

RSUs

The expense associated with RSUs is based on closing price of the Company’s Subordinate Voting Shares on the business day immediately preceding the grant date, adjusted for the absence of future dividends and is amortized on a straight-line basis over the periods during which the restrictions lapse. The Company currently has RSUs that vest over a three year period. The awards are generally subject to forfeiture in the event of termination of employment. During the year ended December 31, 2022 the Company recognized $731,217 in stock-based compensation expense related to RSUs.

A summary of RSUs is as follows:

		Weighted Avg.
	Number of Shares	Fair Value
Balance, December 31, 2021	—	$—
Granted on March 15, 2022	1,094,200	1.81
Granted on December 15, 2022	2,127,477	0.29
Balance, December 31, 2022	3,221,677	$0.81